Offerings - Offering: 1	Jun. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	203.59
Maximum Aggregate Offering Price	$ 61,077,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,434.73
Offering Note	(1) This registration statement, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), covers an indeterminate number of additional shares of the common stock, par value $0.01 per share (the "Common Stock") of Reinsurance Group of America, Incorporated (the "Registrant"), which may become issuable with respect to the shares of Common Stock registered hereunder in the event of a stock split, stock dividend or similar transaction. (2) Represents 300,000 newly authorized shares of Common Stock reserved for issuance pursuant to the Registrant's Amended and Restated Employee Stock Purchase Plan. (3) Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(h) and Rule 457(c) of the Securities Act, based on the average of the high and low prices of the Registrant's Common Stock as reported in the consolidated reporting system of the New York Stock Exchange on June 9, 2026, which is within five business days prior to the filing of this registration statement.